SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 17,968	$ 15,786
Bank borrowings	19,855	16,777
Bank borrowings, long term	1,887	991
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings, long term	$ 3,019	2,139
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	2 years
Annual interest rate	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	10 years
Annual interest rate	3.75%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 16,172	13,953
Term of repayments	Within 12 months
Trust Receipts [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	1.65%
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	7.25%
Revolving Loan [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%
Bank borrowings, short term	$ 664	$ 685
Term of repayments	Within 12 months